PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net cash used in operating activities	¥ 3,365,254	¥ 1,938,365	¥ 2,065,257
Investing activities:
Purchases of time deposits	(674,910)
Net cash used in investing activities	(3,039,999)	(8,760,538)	(7,343,453)
Financing activities:
Proceeds from short-term borrowings	1,942,588	1,893,432	371,329
Repayment of short-term borrowings	(3,325,680)	(394,817)	(1,328,639)
Payment of issuance cost and commitment cost of debts	(80,392)	(54,780)	(187,058)
Proceeds from issuance of ordinary shares, net off underwriting commission	1,023,697
Payment of issuance cost of ordinary shares	(8,004)
Proceeds from issuance of convertible bonds	3,852,867		3,926,667
Repayment of convertible bonds	(575)		(2,128,311)
Payment of redeemable preferred shares dividends	(54,124)	(54,169)	(53,923)
Net cash provided by financing activities	6,106,016	17,057,337	4,159,760
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(83,774)	(13,592)	154,302
Net (decrease) increase in cash and cash equivalents and restricted cash	6,347,497	10,221,572	(964,134)
Cash and cash equivalents and restricted cash at beginning of year	18,139,504	7,917,932	8,882,066
Cash and cash equivalents and restricted cash at end of year	14,441,027	18,139,504	7,917,932
Supplemental disclosures of cash flow information
Interest paid	1,680,654	2,096,087	2,061,889
Income tax paid	561,920	389,837	302,717
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	10,970	16,929	12,914
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(230,172)	(274,168)	(68,805)
Investing activities:
Investment, loans and advances paid to subsidiaries	(889,035)	(1,448,353)	(1,285,317)
Repayment of loans from subsidiaries	8,153	1,656,369
Purchases of time deposits	(674,910)
Net cash used in investing activities	(1,555,792)	208,016	(1,285,317)
Financing activities:
Proceeds from short-term borrowings	1,433,960	1,420,720
Repayment of short-term borrowings	(2,865,680)		(1,042,785)
Payment of issuance cost and commitment cost of debts	(24,483)	(17,759)	(78,989)
Proceeds from issuance of ordinary shares, net off underwriting commission	1,023,697
Payment of issuance cost of ordinary shares	(8,004)
Proceeds from issuance of convertible bonds	3,852,867		3,926,667
Repayment of convertible bonds	(575)		(2,128,311)
Payment of redeemable preferred shares dividends	(54,124)	(54,169)	(53,923)
Net cash provided by financing activities	3,357,658	1,348,792	622,659
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(87,198)	19,205	173,878
Net (decrease) increase in cash and cash equivalents and restricted cash	1,484,496	1,301,845	(557,585)
Cash and cash equivalents and restricted cash at beginning of year	1,525,378	223,533	781,118
Cash and cash equivalents and restricted cash at end of year	3,009,874	1,525,378	223,533
Supplemental disclosures of cash flow information
Interest paid	293,818	272,345	144,095
Income tax paid	14,233	1,446	854
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	¥ 10,970	¥ 16,929	¥ 12,914